General information, reorganization and basis of presentation - Disclosure of Interest in Subsidiaries and Variable Interest Entities (Detail) - 12 months ended Dec. 31, 2020	CNY (¥)	USD ($)	HKD ($)
Genetron Health
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Beijing, PRC May 7, 2015
Registered capital	¥ 70,958,900
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Genetron (Wuxi) Biotech Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Wuxi, PRC October 14, 2020
Registered capital	¥ 20,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Shanghai Genetron Bio- Technology Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Shanghai, PRC July 8, 2015
Registered capital	¥ 20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Hangzhou Genetron Bio- Technology Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Hangzhou, PRC October 8, 2015
Registered capital	¥ 10,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Chongqing Genetron Bio- Technology Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Chongqing, PRC March 1, 2016
Registered capital	¥ 20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding and IVD products sales
Beijing Genetron Biotechnology Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Beijing, PRC March 11, 2016
Registered capital	¥ 20,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Genetron Biotechnology Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Guangzhou, PRC July 4, 2019
Registered capital	¥ 10,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Hangzhou Genetron Medical Laboratory Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Hangzhou, PRC April 24, 2014
Registered capital	¥ 10,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Beijing Genetron Medical Laboratory Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Beijing, PRC November 5, 2015
Registered capital	¥ 8,510,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Shanghai Genetron Medical Laboratory Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Shanghai, PRC December 14, 2015
Registered capital	¥ 30,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Chongqing Genetron Medical Laboratory Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Chongqing, PRC August 11, 2016
Registered capital	¥ 20,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Guangzhou Genetron Medical Laboratory Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Guangzhou, PRC July 8, 2019
Registered capital	¥ 10,000,000
Effective equity interest held	100.00%
Principal activities	Gene-related detection services
Genetron Health Technologies, Inc.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Delaware, United States of AmericaApril 28, 2015
Registered capital | $		$ 10,000,000
Effective equity interest held	100.00%
Principal activities	Research services
Direct Ownership | Genetron HK
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Hong Kong, June 6, 2018
Registered capital | $			$ 10,000
Effective equity interest held	100.00%
Principal activities	Investment holding
Direct Ownership | Genetron Health, Inc.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Delaware, United States of AmericaAugust 23, 2019
Registered capital | $		1
Effective equity interest held	100.00%
Principal activities	Molecular diagnostic services
Indirect Ownership | Genentron TJ
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Tianjin, PRC March 8, 2019
Registered capital	¥ 500,000,000
Effective equity interest held	100.00%
Principal activities	Biotechnology development and technical services
Indirect Ownership | Shanghai Junran Bio- Technology Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Shanghai, PRC July 1, 2019
Registered capital	¥ 1,000,000
Effective equity interest held	100.00%
Principal activities	Biotechnology development and technical services
Indirect Ownership | Genetron (Wuxi) Business Management Co., Ltd.
Disclosure Of Interest In Subsidiaries And Variable Interest Entities [Line Items]
Place Of Incorporation	Wuxi, PRC December 3, 2020
Registered capital | $		$ 50,000,000
Effective equity interest held	100.00%
Principal activities	Investment holding